UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
BELGIUM — 1.0%
Galapagos ADR *	144,500	$11,466,075

CANADA — 2.0%
Shopify, Cl A *	252,000	23,277,240

CHINA — 9.1%
Alibaba Group Holding ADR *	391,000	60,585,450
Baidu ADR *	196,000	44,364,600

		104,950,050

DENMARK — 1.6%
Genmab *	80,500	18,311,035

INDIA — 13.8%
Asian Paints	1,013,000	18,344,180
Eicher Motors	49,093	23,020,227
Housing Development Finance	1,745,000	48,669,998
Maruti Suzuki India	306,000	36,967,562
Motherson Sumi Systems	2,982,750	15,111,066
Titan Company	2,107,000	17,875,486

		159,988,519

JAPAN — 1.1%
Fast Retailing	43,500	13,068,348

NETHERLANDS — 3.4%
ASML Holding ADR, Cl G	261,000	39,236,130

SOUTH AFRICA — 3.0%
Naspers, Cl N	158,500	34,980,347

THAILAND — 4.2%
Airports of Thailand	12,115,000	18,749,643
CP ALL	16,122,000	29,432,528

		48,182,171

UNITED KINGDOM — 4.6%
ASOS *	388,000	29,579,164
Rolls-Royce Holdings	2,023,000	23,702,027

		53,281,191

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — 52.7%
Consumer Discretionary— 19.3%
Amazon.com *	43,800	$43,264,764
Chipotle Mexican Grill, Cl A *	56,253	19,338,094
Las Vegas Sands	372,000	22,918,920
Netflix *	133,000	24,160,780
NIKE, Cl B	535,000	31,591,750
Priceline Group *	27,300	55,378,050
Starbucks	415,000	22,401,700
Under Armour, Cl A *	131,000	2,622,620
Under Armour, Cl C *	131,986	2,390,266

		224,066,944

Financials— 3.4%
Charles Schwab	918,000	39,382,200

Health Care— 13.7%
BioMarin Pharmaceutical *	221,000	19,388,330
Edwards Lifesciences *	232,000	26,721,760
Illumina *	139,500	24,252,075
Incyte *	218,359	29,105,071
Medidata Solutions *	253,000	19,432,930
Regeneron Pharmaceuticals *	80,500	39,575,410

		158,475,576

Information Technology— 16.3%
Alphabet, Cl A *	24,000	22,692,000
Alphabet, Cl C *	16,800	15,632,400
Facebook, Cl A *	364,000	61,607,000
Visa, Cl A	515,000	51,273,400
Workday, Cl A *	368,000	37,576,480

		188,781,280

		610,706,000

TOTAL COMMON STOCK (Cost $767,536,400)		1,117,447,106

TOTAL INVESTMENTS — 96.5% (Cost $767,536,400) †		$1,117,447,106

Percentages are based on Net Assets of $1,158,428,830.
*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $767,536,400, and the unrealized appreciation and depreciation were $364,058,385 and $(14,147,679) respectively.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2017
(Unaudited)

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2017, there were transfers between Level 1 and Level 2 investments as a result of fair valuation of foreign equity securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017